Shareholder Report, Average Annual Return (Details) 463260_LKCM Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM Equity Fund
Average Annual Return, Percent	10.36%	8.06%	11.94%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%